Other operating (income) expense, net	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Other Income And Expenses [Abstract]
Other operating (income) expense, net

22. Other operating (income) expense, net

	Three months ended March 31,
	2017	2018
Other operating (income) expense	$(4,400)	$(235)
Change in fair value of earn out consideration and deferred consideration (relating to business acquisitions)	$(3,138)	$17
Other operating (income) expense, net	$(7,538)	$(218)

23. Other operating (income) expense, net

	Year ended December 31,
	2015	2016	2017
Other operating (income) expense	$(2,515)	$(1,266)	$(7,277)
Provision for impairment of intangible assets and property, plant and equipment	10,714	11,195	9,311
Change in fair value of earn-out consideration and deferred consideration (relating to business acquisitions)	(11,521)	(14,869)	(3,695)
Other operating (income) expense, net	$(3,322)	$(4,940)	$(1,661)